Financial assets at fair value through profit or loss (Tables)	9 Months Ended
Mar. 31, 2024
Financial assets at fair value through profit or loss [Abstract]
Financial Assets at Fair Value through Profit or Loss
	Three months ended	Three months ended	Nine months ended	Nine months ended
	31 Mar 2024	31 Mar 2023	31 Mar 2024	31 Mar 2023
	$‘000	$'000	$'000	$'000
Current assets
Electricity financial asset	3,425	-	3,425	-

Reconciliation
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:

Opening fair value	1,280	-	-	-
Additions	9,388	-	10,926	-
Financial asset realized	(6,152)	-	(6,152)	-
Revaluation decrements (unrealized loss)	(1,091)	-	(1,349)	-

Closing fair value	3,425	-	3,425	-